Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Entity Central Index Key	0001682241
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38208
Entity Registrant Name	Metalpha Technology Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 5506-07
Entity Address, Address Line Two	Central Plaza18 Harbour Road
Entity Address, Address Line Three	Wan Chai
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares, par value US$0.0001 per share
Trading Symbol	MATH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	47,113,236
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Metalpha Technology Holding Limited and its subsidiaries (collectively, the “Company”) as of March 31, 2026 and 2025 , the related consolidated statements of profit or loss and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the period ended March 31, 2026, and the related notes to the consolidated financial statements and schedule (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2026, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

Auditor Name	Onestop Assurance PAC
Auditor Firm ID	6732
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	000-0000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Suite 5506-07
Entity Address, Address Line Two	Central Plaza18 Harbour Road
Entity Address, Address Line Three	Wan Chai
Entity Address, City or Town	Hong Kong
Entity Address, Country	CN
Contact Personnel Name	Bingzhong Wang
City Area Code	852
Local Phone Number	35652920
Entity Address, Postal Zip Code	000-0000